Summary of Intangible Assets and Related Accumulated Amortization (Detail) In Thousands, unless otherwise specified	12 Months Ended			12 Months Ended						12 Months Ended				12 Months Ended			12 Months Ended
	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 Computer software USD ($)	Dec. 31, 2013 Computer software CNY	Dec. 31, 2012 Computer software CNY	Dec. 31, 2013 Mobile Games And Platforms CNY	Dec. 31, 2012 Mobile Games And Platforms CNY	Dec. 31, 2013 Mobile Games And Platforms USD ($)	Dec. 31, 2013 Acquired customer relationships CNY	Dec. 31, 2012 Acquired customer relationships USD ($)	Dec. 31, 2012 Acquired customer relationships CNY	Dec. 31, 2013 Acquired customer relationships USD ($)	Dec. 31, 2013 Mobile game product development costs CNY	Dec. 31, 2012 Mobile game product development costs CNY	Dec. 31, 2013 Mobile game product development costs USD ($)	Dec. 31, 2013 Mobile game licenses CNY	Dec. 31, 2013 Mobile game licenses USD ($)
Finite-Lived Intangible Assets [Line Items]
Cost or fair value at acquisition	163,266	110,131			5,152	5,210	66,203	59,304		43,234		42,938		2,679	2,679		45,998
Accumulated amortization	(73,762)	(56,223)			(2,029)	(1,416)	(47,852)	(35,690)		(16,763)		(17,639)		(2,250)	(1,478)		(4,868)
Impairment	(2,613)	(10,910)		(432)	(2,613)						(1,751)	(10,910)
Net value	86,891	42,998	$ 14,353	$ 84	510	3,794	18,351	23,614	$ 3,031	26,471		14,389	$ 4,373	429	1,201	$ 71	41,130	$ 6,794